Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXXX	Property_Type	1 Unit	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	Property_Type	PUD	1 Family Attached	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	Original_CLTV	XXXX	XXXX	FALSE
XXXX	XXXXX	Original_LTV	XXXX	XXXX	FALSE
XXXX	XXXXX	Property_Type	PUD	Low Rise (4 or fewer stories)	FALSE
XXXX	XXXXX	Property_Type	1 Unit	Single Family Detached (non PUD)	FALSE